Loans and financing - BNDES (Details) - BNDES BRL in Thousands	12 Months Ended
Dec. 31, 2017 BRL
Industrial, forestry, and IT projects
Loans and financing
Loans received	BRL 301,271
TJLP | Industrial, forestry, and IT projects
Loans and financing
Interest rate basis	TJLP
TJLP | Industrial, forestry, and IT projects | Minimum
Loans and financing
Interest rate margin	1.86%
TJLP | Industrial, forestry, and IT projects | Maximum
Loans and financing
Interest rate margin	2.56%
Selic | Industrial, forestry, and IT projects
Loans and financing
Interest rate basis	Selic
Selic | Industrial, forestry, and IT projects | Minimum
Loans and financing
Interest rate margin	2.44%
Selic | Industrial, forestry, and IT projects | Maximum
Loans and financing
Interest rate margin	2.80%
Fibria-MS
Loans and financing
Loans received	BRL 523,069
Maximum borrowing capacity	BRL 2,347,524
Fibria-MS | TJLP
Loans and financing
Interest rate basis	TJLP
Interest rate margin	2.26%
Fibria-MS | Selic
Loans and financing
Interest rate basis	Selic
Interest rate margin	2.66%